Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Financial Assets and Liabilities
Financial Assets and Liabilities

Note 16. Financial Assets and Liabilities

	At December 31, 2018
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long‑term deposit accounts and security deposits	108	108	—	—	108
Accrued income	1,932	1,932	—	—	1,932
Trade receivables	6	6	—	—	6
Other receivables	874	874	—	—	874
Cash and cash equivalents	56,692	56,692	—	—	56,692
Total assets	59,612	59,612	—	—	59,612
Financial liabilities
Long‑term debt	74	—	—	74	74
Short‑term debt	151	—	—	151	151
Trade payables	8,372	—	—	8,372	8,372
Other miscellaneous payables	1,978	—	—	1,978	1,978
Total liabilities	10,575	—	—	10,575	10,575

	At December 31, 2019
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term deposit accounts	792	792	—	—	792
Long-term security deposits	8	8	—	—	8
Accrued income	2,000	2,000			2,000
Trade receivables	4	4	—	—	4
Other receivables	900	—	—	—	900
Cash and cash equivalents	35,840	35,840	—	—	35,840
Total assets	39,545	39,545	—	—	39,545
Financial liabilities
Long-term debt(1)	2	—	—	2	2
Short-term debt(1)	113	—	—	113	113
Trade payables	7,491	—	—	7,491	7,491
Other miscellaneous payables	1,988	—	—	1,988	1,988
Total liabilities	9,594	—	—	9,594	9,594

(1)

including lease liabilities relating to leased assets falling into the scope of IFRS 16 are included in debt as of December 31, 2019 (see Notes 2.1, "Impact of the first-time application of IFRS 16" and 11, "Debt").

	At December 31, 2020
			Financial
	Book value		assets
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(in thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long‑term deposit accounts	1,698	1,698	—	—	1,698
Long-term security deposits	8	8	—	—	8
Current accrued income	2,000	2,000	—	—	2,000
Short‑term deposit accounts	7,336	7,336	—	—	7,336
Trade receivables	48	48	—	—	48
Other receivables	1,849	1,849	—	—	1,849
Foreign currency forwards	1,791	—	1,791	—	1,791
Cash and cash equivalents	105,687	105,687	—	—	105,687
Total assets	120,417	118,626	1,791	—	120,417
Financial liabilities
Long‑term debt	10,037	—	—	10,037	10,037
Short‑term debt(1)	18	—	—	18	18
Trade payables	6,923	—	—	6,923	6,923
Other miscellaneous payables	3,198	—	—	3,198	3,198
Total liabilities	20,177	—	—	20,177	20,177

(1)

including lease liabilities relating to leased assets falling into the scope of IFRS 16 are included in debt as of December 31, 2020 (see Notes 2.1, "Impact of the first-time application of IFRS 16" and 11 "Debt")